Disclosure of leases and similar arrangements - Future Minimum Rental Payments Due (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under cancellable operating lease	$ 9,075	$ 7,605
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under cancellable operating lease	7,841	5,311
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under cancellable operating lease	$ 1,234	$ 2,294